UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2012

MFS® GOVERNMENT MARKETS INCOME TRUST

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 105.3%
U.S. Bonds - 96.9%
Agency - Other - 14.0%
Financing Corp., 10.7%, 2017	$4,095,000	$6,021,403
Financing Corp., 9.4%, 2018	3,085,000	4,406,395
Financing Corp., 9.8%, 2018	4,350,000	6,345,971
Financing Corp., 10.35%, 2018	6,820,000	10,292,151
Financing Corp., STRIPS, 0%, 2017	5,000,000	4,679,485

		$31,745,405
Asset-Backed & Securitized - 4.2%
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049	$1,000,000	$1,167,500
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,200,000	1,352,844
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	1,366,646	1,565,544
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	500,000	564,017
CWCapital LLC, 5.223%, 2048	1,000,000	1,119,556
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.174%, 2051	754,902	802,660
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	1,000,000	1,137,652
Prudential Securities Secured Financing Corp., FRN, 7.265%, 2013 (z)	1,819,000	1,813,450

		$9,523,223
Cable TV - 0.6%
Time Warner Cable, Inc., 8.25%, 2019	$1,000,000	$1,334,727

Chemicals - 0.3%
Dow Chemical Co., 8.55%, 2019	$500,000	$674,949

Computer Software - Systems - 0.4%
IBM Corp., 4%, 2042	$847,000	$935,434

Energy - Independent - 0.0%
Hess Corp., 8.125%, 2019	$30,000	$39,145

Food & Beverages - 1.0%
Anheuser-Busch InBev S.A., 7.75%, 2019	$750,000	$1,008,277
Kraft Foods Group, Inc., 6.125%, 2018 (n)	960,000	1,179,396

		$2,187,673
Local Authorities - 2.1%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$580,000	$700,731
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	32,000	48,587
Port Authority NY & NJ (168th Series), 4.926%, 2051	770,000	901,393
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	1,650,000	2,048,756
State of California (Build America Bonds), 7.6%, 2040	420,000	569,251
University of California Rev. (Build America Bonds), 5.77%, 2043	450,000	567,909

		$4,836,627
Major Banks - 0.4%
Bank of America Corp., 7.625%, 2019	$170,000	$207,610
Merrill Lynch & Co., Inc., 6.05%, 2016	750,000	808,250

		$1,015,860
Mortgage-Backed - 42.4%
Fannie Mae, 4.718%, 2012	$83,213	$83,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.553%, 2013	$697,949	$702,351
Fannie Mae, 5%, 2013 - 2040	3,187,201	3,422,242
Fannie Mae, 5.06%, 2013	357,434	371,420
Fannie Mae, 5.421%, 2013	664,944	664,661
Fannie Mae, 4.77%, 2014	442,141	465,931
Fannie Mae, 4.842%, 2014	2,419,175	2,552,733
Fannie Mae, 5.1%, 2014	481,614	512,167
Fannie Mae, 4.7%, 2015	437,616	470,163
Fannie Mae, 4.74%, 2015	356,195	384,226
Fannie Mae, 4.78%, 2015	496,290	538,583
Fannie Mae, 4.815%, 2015	526,232	568,870
Fannie Mae, 4.82%, 2015	883,234	946,964
Fannie Mae, 4.85%, 2015	312,935	336,144
Fannie Mae, 4.86%, 2015	142,757	152,910
Fannie Mae, 4.87%, 2015	331,071	358,162
Fannie Mae, 4.89%, 2015	371,259	399,924
Fannie Mae, 5.465%, 2015	821,514	910,163
Fannie Mae, 5.09%, 2016	500,000	558,544
Fannie Mae, 5.423%, 2016	717,727	812,340
Fannie Mae, 5.845%, 2016	251,120	272,321
Fannie Mae, 6.5%, 2016 - 2037	2,599,228	2,979,423
Fannie Mae, 1.9%, 2017	169,465	174,144
Fannie Mae, 5.05%, 2017	507,105	567,987
Fannie Mae, 5.3%, 2017	555,708	626,467
Fannie Mae, 5.5%, 2017 - 2038	17,330,092	19,120,077
Fannie Mae, 6%, 2017 - 2037	5,146,141	5,726,687
Fannie Mae, 4.88%, 2020	235,208	264,993
Fannie Mae, 4.5%, 2041	1,624,232	1,789,612
Fannie Mae, TBA, 3%, 2027 - 2042	2,578,000	2,687,362
Fannie Mae, TBA, 3.5%, 2042	990,000	1,047,389
Fannie Mae, TBA, 4%, 2042	1,807,000	1,931,514
Freddie Mac, 5%, 2016 - 2040	7,106,554	7,719,620
Freddie Mac, 2.303%, 2018	275,000	289,268
Freddie Mac, 2.323%, 2018	499,000	524,713
Freddie Mac, 2.699%, 2018	800,000	859,082
Freddie Mac, 2.13%, 2019	1,500,000	1,561,251
Freddie Mac, 6%, 2021 - 2038	2,753,083	3,054,795
Freddie Mac, 4.5%, 2024 - 2040	2,136,254	2,298,786
Freddie Mac, 5.5%, 2024 - 2036	3,667,560	4,052,391
Freddie Mac, 6.5%, 2037	806,137	909,001
Freddie Mac, 3.5%, 2042	485,815	519,027
Freddie Mac, TBA, 2.5%, 2027	930,000	962,841
Freddie Mac, TBA, 3%, 2027 - 2042	4,120,000	4,292,600
Freddie Mac, TBA, 3.5%, 2042	2,650,000	2,803,617
Ginnie Mae, 5.5%, 2033 - 2042	3,400,585	3,820,045
Ginnie Mae, 4%, 2040	269,132	295,905
Ginnie Mae, 4.5%, 2041	720,277	799,970
Ginnie Mae, 3.5%, 2042	347,781	377,765
Ginnie Mae, 5.612%, 2058	906,031	962,853
Ginnie Mae, 6.357%, 2058	678,315	727,069
Ginnie Mae, TBA, 3%, 2042	2,670,000	2,792,653
Ginnie Mae, TBA, 3.5%, 2042	3,730,000	4,031,897

		$96,055,323

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Municipals - 1.2%
Florida Department of Transportation, (Right of Way), “A”, 5%, 2021	$300,000	$376,566
Garland, TX, Independent School District, N, 5%, 2022	585,000	726,336
Metropolitan Government of Nashville & Davidson County, TN, General Obligation, 5%, 2022	560,000	717,136
Omaha, NE, General Obligation, (Omaha Convention Center/Arena Project), 5.25%, 2022	390,000	506,197
Seattle, WA, General Obligation, 5%, 2021	330,000	418,516

		$2,744,751
Natural Gas - Pipeline - 0.5%
Energy Transfer Partners LP, 8.5%, 2014	$17,000	$18,789
Kinder Morgan Energy Partners, 6.85%, 2020	1,000,000	1,242,823

		$1,261,612
Network & Telecom - 0.3%
Verizon Communications, Inc., 8.75%, 2018	$449,000	$629,771

Other Banks & Diversified Financials - 0.2%
Capital One Financial Corp., 8.8%, 2019	$280,000	$363,570
Citigroup, Inc., 8.5%, 2019	94,000	120,254

		$483,824
Real Estate - 0.4%
Simon Property Group, Inc., REIT, 5.875%, 2017	$750,000	$883,417

Retailers - 0.4%
Staples, Inc., 9.75%, 2014	$750,000	$837,667

Tobacco - 0.6%
Altria Group, Inc., 9.7%, 2018	$169,000	$242,606
Altria Group, Inc., 9.25%, 2019	84,000	119,727
Lorillard Tobacco Co., 8.125%, 2019	796,000	1,021,817

		$1,384,150
U.S. Government Agencies and Equivalents - 2.5%
Aid-Egypt, 4.45%, 2015	$1,755,000	$1,965,863
Freddie Mac, 2.375%, 2022	1,120,000	1,177,004
Small Business Administration, 6.35%, 2021	353,618	394,361
Small Business Administration, 6.34%, 2021	276,137	308,468
Small Business Administration, 6.44%, 2021	321,553	360,398
Small Business Administration, 6.625%, 2021	362,551	408,181
Small Business Administration, 5.52%, 2024	596,644	670,679
U.S. Department of Housing & Urban Development, 6.36%, 2016	113,000	113,992
U.S. Department of Housing & Urban Development, 6.59%, 2016	171,000	172,208

		$5,571,154
U.S. Treasury Obligations - 25.4%
U.S. Treasury Bonds, 5.25%, 2029	$1,448,000	$2,064,305
U.S. Treasury Bonds, 4.75%, 2037	2,000,000	2,833,750
U.S. Treasury Bonds, 4.375%, 2038	6,580,000	8,877,861
U.S. Treasury Bonds, 4.5%, 2039	2,618,100	3,615,023
U.S. Treasury Notes, 1.375%, 2013	6,961,000	6,991,997
U.S. Treasury Notes, 4%, 2015	4,140,000	4,516,806
U.S. Treasury Notes, 2.625%, 2016	6,999,000	7,568,761
U.S. Treasury Notes, 0.875%, 2016	2,300,000	2,337,554
U.S. Treasury Notes, 4.75%, 2017 (f)	3,389,000	4,074,479

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 2.625%, 2018	$702,000	$775,546
U.S. Treasury Notes, 2.75%, 2019	6,894,000	7,699,736
U.S. Treasury Notes, 3.125%, 2019	2,834,000	3,239,616
U.S. Treasury Notes, 2.625%, 2020	162,000	179,655
U.S. Treasury Notes, 3.125%, 2021	668,000	767,313
U.S. Treasury Notes, 1.75%, 2022	1,927,000	1,966,141

		$57,508,543
Total U.S. Bonds		$219,653,255

Foreign Bonds - 8.4%
Brazil - 2.4%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	$100,000	$117,000
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	253,000	256,163
BNDES Participacoes S.A., 6.5%, 2019 (n)	475,000	579,500
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	603,000	676,868
Federative Republic of Brazil, 5.625%, 2041	323,000	417,478
Federative Republic of Brazil, 11%, 2040	183,000	234,240
Oi S.A., 5.75%, 2022 (n)	222,000	230,614
Petrobras International Finance Co., 5.375%, 2021	1,377,000	1,532,367
Petrobras International Finance Co., 7.875%, 2019	453,000	561,685
Vale Overseas Ltd., 4.375%, 2022	309,000	316,688
Vale Overseas Ltd., 4.625%, 2020	104,000	109,064
Vale Overseas Ltd., 6.875%, 2039	165,000	195,555
Votorantim Participacoes S.A., 6.75%, 2021 (n)	125,000	142,500

		$5,369,722
Canada - 0.9%
Rogers Communications, Inc., 6.8%, 2018	$1,000,000	$1,253,864
Talisman Energy, Inc., 7.75%, 2019	650,000	820,598

		$2,074,462
Chile - 0.4%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$209,000	$223,202
Empresa Nacional del Petroleo, 6.25%, 2019	214,000	248,207
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	429,000	480,498

		$951,907
China - 0.1%
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	$226,000	$251,417

Colombia - 0.1%
Republic of Colombia, 6.125%, 2041	$104,000	$141,700

Czech Republic - 0.2%
CEZ A.S., 4.25%, 2022 (n)	$334,000	$354,935

Iceland - 0.3%
Republic of Iceland, 5.875%, 2022 (n)	$101,000	$107,060
Republic of Iceland, 4.875%, 2016 (n)	667,000	695,348

		$802,408
Kazakhstan - 0.1%
Development Bank of Kazakhstan, 5.5%, 2015 (n)	$209,000	$225,720

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Malaysia - 0.2%
Petronas Capital Ltd., 7.875%, 2022	$370,000	$523,180

Mexico - 1.2%
Pemex Project Funding Master Trust, 5.75%, 2018	$160,000	$184,800
Petroleos Mexicanos, 4.875%, 2022 (n)	261,000	292,320
Petroleos Mexicanos, 5.5%, 2021	130,000	150,800
Petroleos Mexicanos, 6%, 2020	404,000	481,770
Petroleos Mexicanos, 8%, 2019	228,000	296,970
United Mexican States, 3.625%, 2022	1,164,000	1,265,268

		$2,671,928
Peru - 0.2%
Republic of Peru, 8.75%, 2033	$180,000	$309,600
Southern Copper Corp., 6.75%, 2040	117,000	136,027

		$445,627
Russia - 0.7%
Gaz Capital S.A., 5.999%, 2021 (n)	$796,000	$902,513
Gaz Capital S.A., 8.125%, 2014 (n)	509,000	561,322
VTB Capital S.A., 6.465%, 2015 (n)	154,000	164,175

		$1,628,010
Slovakia - 0.4%
Republic of Slovakia, 4.375%, 2022 (n)	$909,000	$942,233

South Africa - 0.9%
AngloGold Ashanti Holdings Finance PLC, 5.375%, 2020	$344,000	$364,057
AngloGold Ashanti Holdings PLC, 5.125%, 2022	281,000	287,183
Myriad International Holdings B.V., 6.375%, 2017 (n)	174,000	196,838
Republic of South Africa, 4.665%, 2024	412,000	462,985
Republic of South Africa, 6.25%, 2041	344,000	462,680
Republic of South Africa, 5.5%, 2020	140,000	165,900

		$1,939,643
United Kingdom - 0.3%
Diageo Capital PLC, 5.75%, 2017	$520,000	$637,494
Total Foreign Bonds		$18,960,386
Total Bonds		$238,613,641

Money Market Funds - 2.8%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	6,420,547	$6,420,547
Total Investments		$245,034,188

Other Assets, Less Liabilities - (8.1)%		(18,449,684)
Net Assets - 100.0%		$226,584,504

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,099,124 representing 3.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Prudential Securities Secured Financing Corp., FRN, 7.265%, 2013	12/06/04	$1,837,338	$1,813,450
% of Net assets			0.8%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Derivative Contracts at 8/31/12

Futures Contracts Outstanding at 8/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures Contracts
U.S. Treasury Bond 30 yr (Short)	USD	47	$7,116,094	December - 2012	$(94,165)

At August 31, 2012, the fund had liquid securities with an aggregate value of $138,261 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$94,825,102	$—	$94,825,102
Non-U.S. Sovereign Debt	—	13,789,406	—	13,789,406
Municipal Bonds	—	2,744,751	—	2,744,751
Corporate Bonds	—	16,504,856	—	16,504,856
Residential Mortgage-Backed Securities	—	96,055,323	—	96,055,323
Commercial Mortgage-Backed Securities	—	9,523,223	—	9,523,223
Foreign Bonds	—	5,170,980	—	5,170,980
Mutual Funds	6,420,547	—	—	6,420,547
Total Investments	$6,420,547	$238,613,641	$—	$245,034,188

Other Financial Instruments
Futures Contracts	$(94,165)	$—	$—	$(94,165)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$223,930,352
Gross unrealized appreciation	21,638,803
Gross unrealized depreciation	(534,967)
Net unrealized appreciation (depreciation)	$21,103,836

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,474,891	31,468,088	(31,522,432)	6,420,547

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,131	$6,420,547

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2012

*	Print name and title of each signing officer under his or her signature.